Note 8 - Restructuring and Other Non-recurring Costs - Restructuring Costs (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Corporate restructuring – workforce reduction	$ 525	$ 2,880	$ 3,410	$ 2,017
Corporate restructuring – litigation	525	2,880	3,410	2,017
Restructuring provision, workforce reduction [member]
Statement Line Items [Line Items]
Corporate restructuring – workforce reduction	0	0	163	102
Corporate restructuring – litigation	0	0	163	102
Restructuring provision, litigation provision [member]
Statement Line Items [Line Items]
Corporate restructuring – workforce reduction	0	2,042	1,104	0
Corporate restructuring – litigation	0	2,042	1,104	0
Restructuring provision, professional fees [member]
Statement Line Items [Line Items]
Corporate restructuring – workforce reduction	518	179	1,031	1,776
Corporate restructuring – litigation	518	179	1,031	1,776
Project review and investigation costs [member]
Statement Line Items [Line Items]
Corporate restructuring – workforce reduction	7	0	1,112	139
Corporate restructuring – litigation	7	0	1,112	139
Relocation costs [member]
Statement Line Items [Line Items]
Corporate restructuring – workforce reduction	0	27	0	0
Corporate restructuring – litigation	0	27	0	0
Acquisition related costs [member]
Statement Line Items [Line Items]
Corporate restructuring – workforce reduction	0	632	0	0
Corporate restructuring – litigation	$ 0	$ 632	$ 0	$ 0